LVIP Macquarie SMID Cap Core Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.69%
Automobile Components–0.53%
BorgWarner, Inc.	113,316	$3,246,503
		3,246,503
Banks–9.66%
Columbia Banking System, Inc.	309,315	7,714,316
East West Bancorp, Inc.	128,607	11,543,764
Old National Bancorp	350,323	7,423,344
Pinnacle Financial Partners, Inc.	83,081	8,809,909
SouthState Corp.	88,613	8,225,059
Webster Financial Corp.	194,743	10,039,002
WSFS Financial Corp.	109,880	5,699,476
		59,454,870
Biotechnology–6.82%
†Amicus Therapeutics, Inc.	248,270	2,025,883
†Apellis Pharmaceuticals, Inc.	104,202	2,278,898
†Blueprint Medicines Corp.	62,412	5,524,086
†Exact Sciences Corp.	82,867	3,587,312
†Halozyme Therapeutics, Inc.	106,110	6,770,879
†Insmed, Inc.	96,495	7,361,604
†Natera, Inc.	48,406	6,845,093
†Neurocrine Biosciences, Inc.	49,487	5,473,262
†Ultragenyx Pharmaceutical, Inc.	57,745	2,090,946
		41,957,963
Building Products–1.90%
Carlisle Cos., Inc.	19,941	6,789,910
Zurn Elkay Water Solutions Corp.	148,555	4,899,344
		11,689,254
Capital Markets–1.54%
Hamilton Lane, Inc. Class A	17,330	2,576,451
Stifel Financial Corp.	73,382	6,916,987
		9,493,438
Chemicals–1.86%
Huntsman Corp.	323,447	5,107,228
Minerals Technologies, Inc.	100,123	6,364,819
		11,472,047
Commercial Services & Supplies–3.02%
ABM Industries, Inc.	88,945	4,212,435
†Casella Waste Systems, Inc. Class A	44,361	4,946,695
†Clean Harbors, Inc.	26,939	5,309,677
Tetra Tech, Inc.	140,597	4,112,462
		18,581,269
Construction & Engineering–2.36%
†API Group Corp.	64,053	2,290,535
Arcosa, Inc.	46,747	3,605,129
Quanta Services, Inc.	13,293	3,378,815
WillScot Holdings Corp.	188,620	5,243,636
		14,518,115
Consumer Staples Distribution & Retail–3.17%
†BJ's Wholesale Club Holdings, Inc.	78,536	8,960,958
Casey's General Stores, Inc.	24,315	10,553,682
		19,514,640
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–0.68%
Atkore, Inc.	15,172	$910,168
Regal Rexnord Corp.	28,552	3,250,645
		4,160,813
Electronic Equipment, Instruments & Components–0.98%
†Coherent Corp.	93,223	6,053,902
		6,053,902
Energy Equipment & Services–1.27%
Liberty Energy, Inc.	494,243	7,823,867
		7,823,867
Entertainment–0.78%
†IMAX Corp.	183,003	4,822,129
		4,822,129
Financial Services–0.82%
Essent Group Ltd.	87,043	5,024,122
		5,024,122
Food Products–0.64%
J & J Snack Foods Corp.	29,900	3,938,428
		3,938,428
Gas Utilities–1.08%
Spire, Inc.	84,978	6,649,529
		6,649,529
Ground Transportation–1.68%
Knight-Swift Transportation Holdings, Inc.	99,865	4,343,129
†Saia, Inc.	2,521	880,913
Werner Enterprises, Inc.	90,043	2,638,260
†XPO, Inc.	22,807	2,453,577
		10,315,879
Health Care Equipment & Supplies–1.76%
†Inspire Medical Systems, Inc.	21,896	3,487,595
†Lantheus Holdings, Inc.	50,227	4,902,155
†=OmniAb, Inc.	14,046	0
†=OmniAb, Inc..	14,046	0
†TransMedics Group, Inc.	36,235	2,437,891
		10,827,641
Health Care Providers & Services–1.06%
Encompass Health Corp.	64,254	6,507,645
		6,507,645
Health Care REITs–0.90%
Healthpeak Properties, Inc.	275,526	5,571,136
		5,571,136
Hotels, Restaurants & Leisure–3.30%
Aramark	138,121	4,767,937
†Brinker International, Inc.	33,794	5,036,996
Texas Roadhouse, Inc.	46,150	7,689,974
Wendy's Co.	191,440	2,800,767
		20,295,674
Household Durables–2.12%
KB Home	41,977	2,439,703
La-Z-Boy, Inc.	78,648	3,074,350
†Taylor Morrison Home Corp.	45,698	2,743,708
Toll Brothers, Inc.	45,632	4,818,283
		13,076,044
LVIP Macquarie SMID Cap Core Fund–1

LVIP Macquarie SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–1.82%
First Industrial Realty Trust, Inc.	129,991	$7,014,314
Terreno Realty Corp.	66,599	4,210,389
		11,224,703
Insurance–4.66%
Axis Capital Holdings Ltd.	111,239	11,150,597
Kemper Corp.	134,076	8,962,981
Reinsurance Group of America, Inc.	43,628	8,590,353
		28,703,931
Interactive Media & Services–0.53%
†Yelp, Inc.	88,462	3,275,748
		3,275,748
IT Services–0.56%
†ASGN, Inc.	55,034	3,468,243
		3,468,243
Leisure Products–1.01%
†Malibu Boats, Inc. Class A	62,756	1,925,354
†YETI Holdings, Inc.	128,823	4,264,041
		6,189,395
Life Sciences Tools & Services–1.58%
†Azenta, Inc.	59,116	2,047,778
Bio-Techne Corp.	71,114	4,169,414
†Repligen Corp.	27,408	3,487,394
		9,704,586
Machinery–4.33%
†Chart Industries, Inc.	23,552	3,399,967
Federal Signal Corp.	65,162	4,792,665
†Gates Industrial Corp. PLC	135,592	2,496,249
Graco, Inc.	55,582	4,641,653
Kadant, Inc.	14,358	4,837,354
Lincoln Electric Holdings, Inc.	34,328	6,493,484
		26,661,372
Marine Transportation–1.16%
†Kirby Corp.	70,407	7,111,811
		7,111,811
Media–1.22%
Interpublic Group of Cos., Inc.	165,322	4,490,146
Nexstar Media Group, Inc.	16,978	3,042,797
		7,532,943
Metals & Mining–1.82%
Kaiser Aluminum Corp.	43,327	2,626,483
Reliance, Inc.	29,765	8,594,644
		11,221,127
Multi-Utilities–0.89%
Black Hills Corp.	90,460	5,486,399
		5,486,399
Oil, Gas & Consumable Fuels–4.15%
Expand Energy Corp.	142,930	15,910,969
International Seaways, Inc.	39,773	1,320,464
Permian Resources Corp.	601,838	8,335,456
		25,566,889
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–2.15%
†Axsome Therapeutics, Inc.	30,030	$3,502,399
†Intra-Cellular Therapies, Inc.	12,518	1,651,374
†Ligand Pharmaceuticals, Inc.	43,609	4,585,050
†Supernus Pharmaceuticals, Inc.	107,145	3,508,999
		13,247,822
Professional Services–3.68%
†ExlService Holdings, Inc.	199,579	9,422,124
KBR, Inc.	97,510	4,856,973
UL Solutions, Inc. Class A	45,939	2,590,960
†WNS Holdings Ltd.	94,067	5,784,180
		22,654,237
Real Estate Management & Development–0.78%
†Jones Lang LaSalle, Inc.	19,438	4,818,875
		4,818,875
Residential REITs–1.26%
Camden Property Trust	63,629	7,781,827
		7,781,827
Retail REITs–1.91%
Brixmor Property Group, Inc.	240,480	6,384,744
Kite Realty Group Trust	239,298	5,353,096
		11,737,840
Semiconductors & Semiconductor Equipment–2.64%
†MACOM Technology Solutions Holdings, Inc.	56,458	5,667,254
†Semtech Corp.	189,266	6,510,751
†Silicon Laboratories, Inc.	35,932	4,044,865
		16,222,870
Software–7.11%
†Box, Inc. Class A	96,772	2,986,384
†Dynatrace, Inc.	97,795	4,611,034
†Guidewire Software, Inc.	47,734	8,943,442
†Procore Technologies, Inc.	60,102	3,967,934
†PTC, Inc.	18,177	2,816,526
†Q2 Holdings, Inc.	74,524	5,962,665
†Rapid7, Inc.	63,428	1,681,476
†Rubrik, Inc. Class A	29,357	1,790,190
†SPS Commerce, Inc.	21,674	2,876,790
†Varonis Systems, Inc.	133,473	5,398,983
†Workiva, Inc.	35,605	2,702,776
		43,738,200
Specialty Retail–1.53%
Dick's Sporting Goods, Inc.	46,853	9,443,691
		9,443,691
Textiles, Apparel & Luxury Goods–0.69%
Steven Madden Ltd.	159,078	4,237,838
		4,237,838
Trading Companies & Distributors–4.28%
Applied Industrial Technologies, Inc.	12,284	2,768,077
†Beacon Roofing Supply, Inc.	85,599	10,588,596
Boise Cascade Co.	52,768	5,176,013
LVIP Macquarie SMID Cap Core Fund–2

LVIP Macquarie SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
FTAI Aviation Ltd.	11,937	$1,325,365
WESCO International, Inc.	41,897	6,506,604
		26,364,655
Total Common Stock (Cost $419,486,606)		601,389,910

MONEY MARKET FUND–2.30%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	14,134,038	14,134,038
Total Money Market Fund (Cost $14,134,038)		14,134,038

TOTAL INVESTMENTS–99.99% (Cost $433,620,644)	$615,523,948
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	59,793
NET ASSETS APPLICABLE TO 24,539,731 SHARES OUTSTANDING–100.00%	$615,583,741

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Macquarie SMID Cap Core Fund–3